Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Administrative expenses
Key management compensation	$ 35,437		$ 19,805	$ 363,500
Share-based payment expense	11,780		8,342	351,054
Business combination transaction costs	15,779		13,727	3,745
Impairment of withholding tax receivables	61,810		31,533	44,586
Net (gain)/loss on disposal of property, plant and equipment	(2,499)		(764)	5,819
Other	15,752		310	16,932
Total administrative expenses	336,511	[1]	236,112	556,285
Administrative expenses.
Administrative expenses
Facilities, short term rental and upkeep	23,210		12,872	12,881
Depreciation	13,917		6,240	2,392
Amortization	4,115		2,912	4,198
Travel costs	8,654		6,815	13,475
Staff costs	101,567		78,376	45,523
Key management compensation	25,642		13,776	20,215
Share-based payment expense	11,780		8,342	351,054
Professional fees	49,685		38,200	15,275
Business combination transaction costs	15,779		13,727	3,745
Impairment of withholding tax receivables	61,810		31,533	44,586
Net (gain)/loss on disposal of property, plant and equipment	(2,499)		(764)	5,819
Operating taxes	1,561		2,239	505
Other	21,290		21,844	36,617
Total administrative expenses	$ 336,511		$ 236,112	$ 556,285

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).